UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus MLP Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
February 29, 2016 (Unaudited)

Common Stocks - 14.2%	Shares		Value ($)
Energy - 4.1%
Cheniere Energy	10,726	[a]	383,455
Kinder Morgan	17,713		320,428
			703,883
Exchange-Traded Funds - 3.6%
JPMorgan Alerian MLP Index ETN	24,211		605,275
Real Estate - 4.8%
InfraREIT	38,142	[b]	805,559
Utilities - 1.7%
NiSource	13,450		288,906
Total Common Stocks (cost $2,535,054)			2,403,623
Master Limited Partnerships - 76.9%
Energy - 72.7%
Buckeye Partners LP	20,515		1,320,345
Cheniere Energy Partners LP	53,040		1,403,969
Cone Midstream Partners LP	111,489		1,197,392
Energy Transfer Partners LP	26,542		707,875
Enterprise Products Partners LP	75,758		1,770,464
MPLX LP	40,676		1,055,135
NuStar Energy LP	18,923		662,873
Nustar GP Holdings LLC	44,076		766,482
Plains All American Pipeline LP	15,428		330,468
Rice Midstream Partners LP	74,300		984,475
Tallgrass Energy GP LP	24,133		385,404
Tesoro Logistics LP	11,724		489,125
Valero Energy Partners LP	15,909		741,041
Western Gas Partners LP	2,890		113,317
Western Refining Logistics LP	14,999		327,128
			12,255,493
Materials - 4.2%
Westlake Chemical Partners LP	42,750		714,353
Total Master Limited Partnerships (cost $15,545,611)			12,969,846
	Number of
Warrants - .2%	Warrants		Value ($)
Energy - .2%
Kinder Morgan (5/25/17)
(cost $1,545,343)	472,743	[a]	38,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Options Purchased - .8%	Contracts	Value ($)
Call Options - .5%
Energy Transfer Partners, April 2016 @ $10	1,044	31,320
Kinder Morgan, April 2016 @ $20	869	43,450
Kinder Morgan, March 2016 @ $20	434	6,944
		81,714
Put Options - .3%
SPDR S&P 500 ETF Trust, March 2016 @ $185	383	45,960
Total Options Purchased (cost $179,558)		127,674
Other Investment - 9.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,580,576)	1,580,576 [c]	1,580,576
Total Investments (cost $21,386,142)	101.5%	17,120,484
Liabilities, Less Cash and Receivables	(1.5%)	(247,629)
Net Assets	100.0%	16,872,855

ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
LLC—Limited Liability Company
LP—Limited Partnership

a Non-income producing security.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Energy	77.0
Money Market Investment	9.4
Real Estate	4.8
Materials	4.2
Exchange-Traded Funds	3.6
Utilities	1.7
Options Purchased	.8
101.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus MLP Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	1,798,348	-	-	1,798,348
Exchange-Traded Funds	605,275	-	-	605,275
Limited Partnership Interests†	12,969,846	-	-	12,969,846
Mutual Funds	1,580,576	-	-	1,580,576
Warrants†	38,765	-	-	38,765
Other Financial Instruments:
Options Purchased	127,674	-	-	127,674
Liabilities ($)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks††	(484,147)	-	-	(484,147)
Exchange-Traded Funds††	(875,146)	-	-	(875,146)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus MLP Fund
February 29, 2016 (Unaudited)

Common Stocks-5.2%	Shares	Value ($)
Exchange-Traded Funds-5.2%
iShares U.S. Real Estate ETF	3,746	267,689
SPDR Barclays High Yield Bond ETF	18,171	607,457
Total Common Stocks (proceeds $864,368)		875,146
Master Limited Partnerships-2.9%
Energy-2.9%
EQT Midstream Partners LP
(proceeds $486,073)	6,759	484,147
Total Securities Sold Short (proceeds $1,350,441)		1,359,293
—
ETF—Exchange-Traded Fund
LP—Limited Partnership

Portfolio Summary (Unaudited)†		Value (%)
Exchange-Traded Funds		5.2
Energy		2.9
		8.1
† Based on net assets.
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnership are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are

NOTES

generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

NOTES

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

At February 29, 2016, accumulated net unrealized depreciation on investments was $4,274,510, consisting of $452,325 gross unrealized appreciation and $4,726,835 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 29, 2016 (Unaudited)

Common Stocks - 97.0%	Shares		Value ($)
Automobiles & Components - 1.4%
American Axle & Manufacturing Holdings	20,080	[a]	293,570
Dorman Products	11,580	[a]	585,601
Gentherm	27,900	[a]	1,163,430
Horizon Global	106,988	[a]	944,704
Miller Industries	23,340		451,862
Motorcar Parts of America	26,300	[a]	907,350
Superior Industries International	108,320		2,139,320
Thor Industries	10,795		597,827
Winnebago Industries	86,670	[b]	1,623,329
			8,706,993
Banks - 13.8%
Banc of California	30,586		468,883
Bancorp	113,300	[a,b]	540,441
Bank of Hawaii	54,530	[b]	3,462,655
BankUnited	105,818		3,398,874
BBCN Bancorp	52,322		748,728
BofI Holding	52,300	[a,b]	969,119
Boston Private Financial Holdings	107,500		1,135,200
Brookline Bancorp	100,695		1,058,304
Bryn Mawr Bank	50,990		1,281,379
Cathay General Bancorp	33,855		903,590
City Holding	35,350		1,557,874
Columbia Banking System	202,082		5,826,024
Commerce Bancshares	29,993	[b]	1,274,103
Community Bank System	44,345		1,642,095
Customers Bancorp	58,990	[a]	1,336,123
CVB Financial	115,180	[b]	1,788,745
Dime Community Bancshares	93,100		1,585,493
Eagle Bancorp	61,306	[a]	2,810,267
East West Bancorp	33,828		1,013,825
Essent Group	84,695	[a]	1,630,379
F.N.B.	33,143		406,996
First Busey	36,400		689,780
First Financial Bancorp	92,540		1,551,896
First Financial Bankshares	49,500	[b]	1,307,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Banks - 13.8% (continued)
First Niagara Financial Group	23,060		213,074
FirstMerit	14,212		278,982
Great Southern Bancorp	28,790		1,081,640
Hancock Holding	26,897		620,514
Huntington Bancshares	203,580		1,781,325
IBERIABANK	94,459		4,503,805
Independent Bank	137,057		5,920,862
Investors bancorp	87,070		985,632
Lakeland Financial	38,360	[b]	1,638,356
MB Financial	172,138	[b]	5,253,652
Nationstar Mortgage Holdings	77,000	[a,b]	910,140
NMI Holdings, Cl. A	246,900	[a]	1,259,190
PacWest Bancorp	139,088		4,475,852
Popular	44,400		1,176,600
PrivateBancorp	30,940		1,063,098
Provident Financial Services	24,035		446,811
Radian Group	107,200		1,157,760
Signature Bank	8,630	[a]	1,118,017
South State	61,219		3,823,127
Southside Bancshares	64,197		1,503,494
Stock Yards Bancorp	21,110		788,459
TCF Financial	88,850		1,007,559
Texas Capital Bancshares	47,770	[a]	1,544,404
TriCo Bancshares	61,440		1,523,712
TrustCo Bank	232,233		1,339,984
Umpqua Holdings	74,150		1,115,216
Wilshire Bancorp	82,840		815,146
WSFS Financial	53,970		1,635,291
Yadkin Financial	39,870		863,186
			88,232,956
Capital Goods - 10.0%
AAON	68,080		1,688,384
AAR	25,030		532,889
Aerojet Rocketdyne Holdings	50,500	[a]	784,265
AeroVironment	36,750	[a]	914,340
Albany International, Cl. A	16,710		611,920
Allied Motion Technologies	23,578		435,250
Allison Transmission Holdings	43,510		1,030,317
American Woodmark	9,090	[a]	620,756
Briggs & Stratton	85,450		1,817,521

Common Stocks - 97.0% (continued)	Shares		Value ($)
Capital Goods - 10.0% (continued)
Chart Industries	30,620	[a]	617,605
Chicago Bridge & Iron Co.	36,820		1,234,943
CLARCOR	17,400		837,636
Coherent	3,800	[a]	321,480
Columbus McKinnon	76,460		1,058,971
DigitalGlobe	74,400	[a]	1,118,976
Dycom Industries	10,115	[a]	576,252
EMCOR Group	29,900		1,371,513
EnerSys	5,394		277,036
Franklin Electric	7,674		229,069
FreightCar America	71,110		1,057,406
GATX	30,020	[b]	1,291,160
Graco	29,500		2,310,440
Great Lakes Dredge and Dock	333,020	[a]	1,132,268
H&E Equipment Services	50,800		669,036
Harsco	84,500		320,255
Hexcel	125,314		5,179,228
Hillenbrand	112,040		3,150,565
Houston Wire & Cable	82,830		446,454
Hyster-Yale Materials Handling	13,060		772,107
ITT	24,630		868,454
KBR	101,340		1,401,532
KEYW Holding	166,930	[a,b]	1,039,974
Lydall	41,071	[a]	1,189,005
Manitowoc	80,250	[b]	1,271,963
Meritor	71,210	[a]	529,090
Mueller Water Products, Cl. A	265,780		2,288,366
Newport	5,313	[a]	120,977
Oshkosh	13,900		479,550
Owens Corning	38,200		1,639,544
Ply Gem Holdings	195,050	[a]	1,989,510
RBC Bearings	25,200	[a]	1,605,114
Regal Beloit	52,839		2,883,953
Spirit Aerosystems Holdings, Cl. A	48,510	[a]	2,231,460
Standex International	18,705		1,317,393
Sun Hydraulics	29,300		872,554
Teledyne Technologies	10,940	[a]	931,869
The Greenbrier Companies	39,070	[b]	994,332
Toro	13,195		1,051,642
TriMas	39,605	[a]	655,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Capital Goods - 10.0% (continued)
Trinity Industries	79,110		1,253,102
Triumph Group	17,673		538,320
Tutor Perini	158,830	[a]	2,121,969
Twin Disc	30,580		265,740
Valmont Industries	6,800		768,740
Woodward	27,109		1,272,768
			63,990,030
Commercial & Professional Services - 6.7%
ABM Industries	135,199		4,245,249
ACCO Brands	64,410	[a]	470,837
Cardtronics	13,700	[a]	461,964
CBIZ	19,999	[a]	211,989
CEB	30,200		1,638,954
Clean Harbors	29,800	[a]	1,269,480
Covanta Holding	188,840	[b]	2,630,541
Deluxe	29,499		1,693,538
G&K Services, Cl. A	15,700		1,040,910
Huron Consulting Group	82,894	[a]	4,602,275
Korn/Ferry International	18,700		531,454
Matthews International, Cl. A	104,699		4,959,592
McGrath RentCorp	138,156		3,398,638
MSA Safety	107,848		4,709,722
Pitney Bowes	110,279		1,998,255
R.R. Donnelley & Sons	52,154		791,698
Steelcase, Cl. A	448,105		5,596,831
Tetra Tech	29,432		810,263
UniFirst	15,650		1,649,666
			42,711,856
Consumer Durables & Apparel - 2.6%
Bassett Furniture Industries	56,060		1,736,739
Columbia Sportswear	6,600		392,832
Crocs	55,870	[a]	546,967
CSS Industries	33,540		907,928
Deckers Outdoor	14,800	[a]	837,088
G-III Apparel Group	25,424	[a]	1,341,116
Helen of Troy	6,595	[a]	628,899
iRobot	14,600	[a,b]	457,564
La-Z-Boy	58,880		1,433,728
M.D.C. Holdings	57,550	[b]	1,272,430
M/I Homes	130,860	[a]	2,299,210

Common Stocks - 97.0% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.6% (continued)
Nautilus	23,595	[a]	398,520
Skullcandy	154,900	[a]	548,346
Steven Madden	26,200	[a]	922,240
TRI Pointe Group	59,365	[a]	612,053
Unifi	58,100	[a]	1,302,021
Vera Bradley	61,500	[a,b]	1,022,745
			16,660,426
Consumer Services - 2.4%
American Public Education	55,570	[a]	857,445
Ascent Capital Group, Cl. A	36,000	[a]	500,400
Bloomin' Brands	23,155		400,350
Capella Education	35,310		1,632,734
Cheesecake Factory	54,160	[b]	2,702,584
Houghton Mifflin Harcourt	47,400	[a]	891,594
Interval Leisure Group	134,600	[b]	1,743,070
J Alexander's Holdings	17,408		180,695
Jamba	80,700	[a,b]	1,070,889
LifeLock	93,900	[a,b]	1,035,717
Marriott Vacations Worldwide	9,525		576,739
Ruth's Hospitality Group	10,588		186,031
SeaWorld Entertainment	205,670	[b]	3,720,570
			15,498,818
Diversified Financials - 3.5%
Ares Capital	75,108		1,025,975
Artisan Partners Asset Management, Cl. A	55,000		1,560,900
Cowen Group, Cl. A	422,800	[a,b]	1,433,292
Encore Capital Group	84,880	[a,b]	1,973,460
Evercore Partners, Cl. A	109,205		5,096,597
Fifth Street Finance	20,142		99,703
First Cash Financial Services	51,500		2,171,755
FNFV Group	121,460	[a]	1,235,248
Gain Capital Holdings	63,735		460,804
Green Dot, Cl. A	75,800	[a]	1,566,028
HFF, Cl. A	35,700		893,571
Janus Capital Group	36,172		467,704
New Mountain Finance	30,683		382,924
Stifel Financial	98,888	[a]	2,863,796
Virtus Investment Partners	2,439		223,925
Waddell & Reed Financial, Cl. A	21,694		508,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Diversified Financials - 3.5% (continued)
Westwood Holdings	9,820		486,974
			22,450,729
Energy - 2.2%
Aegean Marine Petroleum Network	134,100		961,497
Atwood Oceanics	25,995		178,846
Core Laboratories	13,900	[b]	1,458,666
Delek US Holdings	43,200		683,424
Dril-Quip	5,860	[a]	317,905
Era Group	62,040	[a]	572,009
Helix Energy Solutions Group	141,600	[a,b]	552,240
ION Geophysical Corp	12,524	[a,b]	38,824
Laredo Petroleum	219,525	[a,b]	1,121,773
McDermott International	78,220	[a,b]	258,126
Newpark Resources	131,900	[a]	491,987
Oil States International	92,183	[a]	2,406,898
PBF Energy, Cl. A	20,600		622,120
PDC Energy	4,105	[a]	205,702
RSP Permian	134,855	[a,b]	3,224,383
TETRA Technologies	144,690	[a]	729,238
Tidewater	29,246		168,165
			13,991,803
Exchange-Traded Funds - .7%
iShares Russell 2000 ETF	30,693	[b]	3,153,092
iShares Russell 2000 Value ETF	16,607		1,435,509
			4,588,601
Food & Staples Retailing - .4%
Andersons	35,250		946,463
Fresh Market	15,400	[a]	355,278
SpartanNash	10,309		282,982
United Natural Foods	12,544	[a]	387,108
Village Super Market, Cl. A	20,400		540,804
			2,512,635
Food, Beverage & Tobacco - 1.4%
Calavo Growers	13,045		698,690
Lancaster Colony	38,470		3,915,092
National Beverage	46,693	[a]	1,775,268
Sanderson Farms	4,724		431,112
TreeHouse Foods	23,000	[a,b]	1,941,660
			8,761,822

Common Stocks - 97.0% (continued)	Shares		Value ($)
Health Care Equipment & Services - 4.3%
Accuray	150,590	[a]	760,480
Addus HomeCare	37,510	[a]	851,477
Air Methods	77,588	[a,b]	2,818,772
Allscripts Healthcare Solutions	124,260	[a]	1,555,735
AmSurg	3,225	[a]	219,461
Anika Therapeutics	36,393	[a]	1,642,416
BioTelemetry	89,300	[a]	1,076,958
Cynosure, Cl. A	31,000	[a]	1,260,770
Globus Medical, Cl. A	22,720	[a]	552,096
Halyard Health	18,688	[a]	476,918
HealthSouth	64,297		2,265,183
ICU Medical	4,870	[a]	447,553
Kindred Healthcare	343,293	[b]	3,608,009
LHC Group	42,010	[a]	1,496,816
Luminex	7,700	[a]	143,836
Molina Healthcare	41,670	[a,b]	2,585,207
Natus Medical	13,490	[a]	489,957
NuVasive	10,700	[a]	447,260
Patterson	48,450		2,104,668
PharMerica	10,080	[a]	232,949
Providence Service	25,600	[a]	1,216,256
Team Health Holdings	8,945	[a]	398,679
WellCare Health Plans	11,730	[a]	1,054,175
			27,705,631
Household & Personal Products - .4%
Elizabeth Arden	41,660	[a,b]	258,292
Nu Skin Enterprises, Cl. A	8,747		266,696
WD-40	17,700		1,911,600
			2,436,588
Insurance - 4.8%
American Equity Investment Life Holding	96,793		1,316,385
American Financial Group	20,230		1,357,028
Assurant	15,450		1,098,495
Endurance Specialty Holdings	20,300		1,264,081
Federated National Holding Company, Cl. C	52,900		1,264,310
First American Financial	158,221		5,858,924
Greenlight Capital Re, Cl. A	44,300	[a,b]	948,020
Horace Mann Educators	123,240		3,797,024
Infinity Property & Casualty	14,400		1,076,544
Maiden Holdings	121,700	[b]	1,456,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Insurance - 4.8% (continued)
Navigators Group	26,570	[a]	2,151,639
Primerica	112,740	[b]	4,756,501
RLI	29,100		1,826,607
Stewart Information Services	49,831		1,681,796
Validus Holdings	13,771		618,456
			30,472,559
Materials - 5.3%
A. Schulman	145,359		3,588,914
American Vanguard	138,330		1,744,341
Ampco-Pittsburgh	32,250		387,323
AptarGroup	20,090		1,480,834
Avery Dennison	52,960		3,448,755
Chemtura	43,740	[a]	1,103,560
Clearwater Paper	12,653	[a]	514,598
Cliffs Natural Resources	129,130	[a]	278,921
Commercial Metals	95,780		1,407,008
Compass Minerals International	5,800	[b]	393,472
Crown Holdings	51,210	[a]	2,399,188
Eagle Materials	10,660		644,077
Ferro	347,885	[a]	3,454,498
Greif, Cl. A	14,853		393,753
Innospec	12,755		553,567
Intrepid Potash	359,200	[a]	355,608
Kaiser Aluminum	15,130		1,159,109
Koppers Holdings	13,860	[a]	243,104
Materion	64,740		1,688,419
Mercer International	23,835		216,899
Nevsun Resources	235,350		769,595
PolyOne	195,359		5,257,111
Resolute Forest Products	112,400	[a,b]	576,612
Sonoco Products	12,048		526,498
Stepan	33,030		1,640,930
			34,226,694
Media - 2.1%
Cinemark Holdings	68,950		2,282,245
Crown Media Holdings, Cl. A	70,900	[a,b]	311,251
E.W. Scripps, Cl. A	66,700	[b]	1,151,242
Gray Television	183,283	[a]	2,115,086
Meredith	117,476		5,109,031
New Media Investment Group	89,041		1,391,711

Common Stocks - 97.0% (continued)	Shares		Value ($)
Media - 2.1% (continued)
World Wrestling Entertainment, Cl. A	51,000	[b]	852,720
			13,213,286
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
Albany Molecular Research	44,270	[a]	652,540
Cambrex	54,195	[a]	2,090,301
Cempra	9,675	[a]	162,830
Charles River Laboratories International	107,728	[a]	7,910,467
Dynavax Technologies	8,500	[a]	137,020
Fluidigm	42,300	[a,b]	280,449
Impax Laboratories	5,715	[a]	186,823
Lannett Company	26,500	[a,b]	666,740
Myriad Genetics	6,160	[a]	215,600
PAREXEL International	5,280	[a]	309,883
			12,612,653
Real Estate - 5.1%
Alexander & Baldwin	12,460		417,659
Chatham Lodging Trust	45,600	[c]	914,736
Communications Sales & Leasing	36,600		689,910
Corporate Office Properties Trust	239,819	[c]	5,611,765
CyrusOne	19,345	[c]	766,836
Equity Commonwealth	46,700	[a,c]	1,243,621
FelCor Lodging Trust	167,400	[c]	1,238,760
First Industrial Realty Trust	181,222	[c]	3,899,897
First Potomac Realty Trust	30,503	[c]	258,055
Healthcare Realty Trust	145,193	[c]	4,212,049
Hersha Hospitality Trust	39,235	[c]	789,801
Highwoods Properties	14,070	[c]	612,749
iStar Financial	93,874	[a,c]	794,174
LaSalle Hotel Properties	32,593	[c]	793,640
Lexington Realty Trust	134,600	[c]	1,041,804
Medical Properties Trust	69,533	[c]	804,497
New Senior Investment Group	156,406	[c]	1,515,574
Newcastle Investment	225,550	[c]	793,936
Outfront Media	50,865	[c]	1,040,189
Parkway Properties	70,057	[c]	938,063
QTS Realty Trust, Cl. A	10,365	[c]	461,450
Ramco-Gershenson Properties Trust	20,732	[c]	348,298
RE/MAX Holdings, Cl. A	34,900		1,118,894
Sovran Self Storage	9,380	[c]	998,407
Sun Communities	6,445	[c]	435,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Real Estate - 5.1% (continued)
Sunstone Hotel Investors	52,655	[c]	679,250
			32,419,245
Retailing - 3.4%
Barnes & Noble	104,500		1,013,650
Big Lots	75,080		3,036,986
Buckle	8,175		259,965
DSW, Cl. A	17,818		466,832
Express	104,934	[a]	1,808,013
Finish Line, Cl. A	81,979		1,493,657
Genesco	1,504	[a]	99,234
GNC Holdings, Cl. A	68,590		1,953,443
Hibbett Sports	27,496	[a]	976,108
Lithia Motors, Cl. A	49,864		4,623,390
Lumber Liquidators Holdings	22,650	[a]	256,625
New York & Co.	61,280	[a]	122,560
Office Depot	142,488	[a]	723,839
Outerwall	2,718		84,774
Rent-A-Center	30,420		388,463
Select Comfort	59,816	[a]	1,070,706
Shutterfly	22,400	[a]	995,456
Sonic Automotive, Cl. A	23,971		459,045
The Children's Place	14,800		1,008,472
West Marine	58,710	[a]	480,248
Zumiez	14,786	[a]	305,479
			21,626,945
Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology	150,280	[a]	760,417
Cabot Microelectronics	45,525		1,750,891
CEVA	31,530	[a]	618,303
ChipMOS TECHNOLOGIES Bermuda	41,700		720,576
Cypress Semiconductor	90,565	[a,b]	722,709
Entegris	19,645	[a]	242,812
FormFactor	113,150	[a,b]	859,940
Inphi	17,300	[a]	437,690
Intersil, Cl. A	28,585		365,030
MA-COM Technology Solutions Holdings	33,200	[a,b]	1,258,280
MaxLinear, Cl. A	15,535	[a]	249,958
Mellanox Technologies	25,090	[a]	1,274,823
Microsemi	154,096	[a]	5,336,344
MKS Instruments	14,215		467,674

Common Stocks - 97.0% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.4% (continued)
Monolithic Power Systems	5,715		337,528
Rambus	172,880	[a]	2,252,626
Rudolph Technologies	33,000	[a]	427,680
Silicon Laboratories	8,355	[a]	344,644
Teradyne	34,274		653,948
Ultratech	98,890	[a]	2,005,489
Veeco Instruments	46,200	[a]	857,010
			21,944,372
Software & Services - 7.8%
ACI Worldwide	30,340	[a]	566,144
Acxiom	107,500	[a]	2,229,550
American Software, Cl. A	82,300		773,620
AVG Technologies	65,700	[a]	1,257,498
Bankrate	78,330	[a]	600,008
Blackbaud	9,965		563,321
Booz Allen Hamilton Holdings	193,483		5,340,131
Cadence Design Systems	68,610	[a]	1,478,545
Cass Information Systems	35,218		1,755,969
Computer Services	16,393		589,492
Convergys	87,780		2,262,968
CoreLogic	65,030	[a]	2,249,388
Covisint	184,100	[a]	358,995
DST Systems	22,110		2,312,264
Epiq Systems	61,600		842,688
Fair Isaac	8,940		889,709
Gigamon	16,900	[a]	462,553
InterXion Holding	31,805	[a]	992,952
j2 Global	6,005		438,845
Jack Henry & Associates	24,650		2,027,216
Lionbridge Technologies	171,200	[a]	754,992
MAXIMUS	14,800		727,716
Mentor Graphics	18,325		350,008
MoneyGram International	87,060	[a]	468,383
Monotype Imaging Holdings	74,250		1,762,695
NeuStar, Cl. A	63,200	[a,b]	1,571,784
Nuance Communications	117,650	[a]	2,295,351
Rackspace Hosting	62,920	[a]	1,354,668
Rovi	112,590	[a]	2,564,800
SeaChange International	110,520	[a]	637,700
Silver Spring Networks	86,200	[a]	1,077,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Software & Services - 7.8% (continued)
Syntel	50,400	[a]	2,304,288
VASCO Data Security International	105,340	[a]	1,448,425
VeriFone Systems	29,960	[a]	715,744
Verint Systems	62,968	[a]	2,237,258
Xura	84,040	[a]	1,649,705
			49,912,873
Technology Hardware & Equipment - 7.2%
Anixter International	86,057	[a]	3,685,821
Avid Technology	93,000	[a,b]	711,450
Avnet	29,620		1,218,863
Badger Meter	28,125	[b]	1,847,531
Belden	87,973		4,818,281
Black Box	19,297		255,685
Brocade Communications Systems	104,780		1,040,465
Ciena	88,830	[a]	1,821,015
Cognex	27,900		1,032,579
Comtech Telecommunications	15,107		310,449
CTS	17,014		246,022
Dolby Laboratories, Cl. A	22,210		877,295
Harmonic	122,500	[a,b]	410,375
II-VI	67,930	[a]	1,491,063
Infinera	78,220	[a,b]	1,227,272
Ingram Micro, Cl. A	19,921		713,172
Itron	34,730	[a]	1,383,643
Kimball Electronics	50,970	[a]	582,077
Knowles	45,368	[a]	516,288
Littelfuse	48,419		5,501,367
Lumentum Holdings	18,540		445,516
Manhattan Associates	8,645	[a]	477,723
Maxwell Technologies	99,900	[a,b]	572,427
Mercury Systems	95,290	[a]	1,557,039
Methode Electronics	55,700		1,591,349
OSI Systems	13,510	[a]	815,599
Park Electrochemical	17,797		253,251
Plexus	3,518	[a]	128,020
Quantum	300,830	[a]	153,423
Rogers	34,450	[a]	1,840,319
ScanSource	19,164	[a]	716,542
ShoreTel	168,000	[a]	1,241,520
Sonus Networks	97,300	[a]	757,967

Common Stocks - 97.0% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 7.2% (continued)
Super Micro Computer	10,782	[a]	350,092
SYNNEX	12,440		1,169,733
Viavi Solutions	96,400	[a]	629,492
Vishay Intertechnology	341,693	[b]	4,045,645
			46,436,370
Telecommunication Services - .7%
ARRIS International	71,680	[a]	1,712,435
FairPoint Communications	64,800	[a,b]	973,944
Telephone & Data Systems	20,440		546,157
US Cellular	13,940	[a]	577,116
Vonage Holdings	172,500	[a]	926,325
			4,735,977
Transportation - 1.4%
Air Transport Services Group	24,087	[a]	278,205
Allegiant Travel	2,800		458,864
Avis Budget Group	35,400	[a]	907,656
Celadon Group	121,500		1,089,855
Danaos	105,701	[a]	468,255
Forward Air	8,210		334,311
Kirby	23,740	[a]	1,343,921
Landstar System	40,760		2,412,992
Ryder System	22,270		1,263,154
Spirit Airlines	15,245	[a]	727,949
			9,285,162
Utilities - 4.0%
ALLETE	122,644		6,502,585
Atlantic Power	239,800		412,456
Chesapeake Utilities	5,425		337,978
Dynegy	69,420	[a,b]	699,754
Laclede Group	85,196		5,582,042
MGE Energy	6,595		320,121
New Jersey Resources	13,335		461,658
NorthWestern	27,700		1,644,549
Ormat Technologies	28,850	[b]	1,100,916
PNM Resources	34,600		1,104,432
Portland General Electric	84,329		3,208,718
Questar	83,900		2,078,203
SJW	27,730		1,005,490
South Jersey Industries	22,800		580,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares	Value ($)
Utilities - 4.0% (continued)
Talen Energy	93,500 [a]	594,660
		25,633,822
Total Common Stocks (cost $636,523,351)		620,768,846
Master Limited Partnerships - .2%
Energy - .2%
Suburban Propane Partners LP	40,470	1,086,215
Materials - .0%
Ciner Resources LP	18,270	413,816
Total Master Limited Partnerships (cost $1,334,777)		1,500,031
Investment of Cash Collateral for Securities Loaned - 6.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $43,002,844)	43,002,844 [d]	43,002,844
Total Investments (cost $680,860,972)	103.9%	665,271,721
Liabilities, Less Cash and Receivables	(3.9%)	(25,318,313)
Net Assets	100.0%	639,953,408
ETF—Exchange-Traded Fund
LP—Limited Partnership

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $55,005,439 and the value of the collateral held by the fund was $56,173,454, consisting of cash collateral of $43,002,844 and U.S. Government &
Agency securities valued at $13,170,610.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	13.8
Capital Goods	10.0
Software & Services	7.8
Technology Hardware & Equipment	7.2
Commercial & Professional Services	6.7
Money Market Investment	6.7
Materials	5.4
Real Estate	5.1
Insurance	4.8
Health Care Equipment & Services	4.3
Utilities	4.0
Diversified Financials	3.5
Retailing	3.4
Semiconductors & Semiconductor Equipment	3.4
Consumer Durables & Apparel	2.6
Consumer Services	2.4
Energy	2.3
Media	2.1
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Automobiles & Components	1.4
Food, Beverage & Tobacco	1.4
Transportation	1.4
Exchange-Traded Funds	.7
Telecommunication Services	.7
Food & Staples Retailing	.4
Household & Personal Products	.4
103.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	607,967,526	-	-	607,967,526
Equity Securities—
Foreign Common
Stocks†	8,212,719	-	-	8,212,719
Exchange-Traded Funds	4,588,601	-	-	4,588,601
Limited Partnership
Interests†	1,500,031	-	-	1,500,031
Mutual Funds	43,002,844	-	-	43,002,844

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2016, accumulated net unrealized depreciation on investments was $15,589,251, consisting of $67,863,514 gross unrealized appreciation and $83,452,765 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 29, 2016 (Unaudited)

Common Stocks - 98.2%	Shares		Value ($)
Capital Goods - 15.3%
Donaldson	337,900	[a]	9,542,296
Emerson Electric	220,500		10,767,015
Fastenal	260,300	[a]	11,788,987
Flowserve	239,200		10,051,184
MSC Industrial Direct Cl. A	159,700		11,111,926
Toro	111,300		8,870,610
W.W. Grainger	51,600	[a]	11,192,040
			73,324,058
Consumer Durables & Apparel - 2.1%
NIKE, Cl. B	160,400		9,879,036
Consumer Services - 4.1%
McDonald's	82,100		9,621,299
Starbucks	167,300		9,738,533
			19,359,832
Energy - 7.0%
California Resources	14,128		7,941
EOG Resources	143,720		9,304,433
Halliburton	103,800		3,350,664
Occidental Petroleum	150,300		10,343,646
Schlumberger	147,150		10,553,598
			33,560,282
Health Care Equipment & Services - 13.2%
C.R. Bard	58,650		11,283,087
Cerner	166,200	[b]	8,486,172
Intuitive Surgical	17,900	[b]	10,078,774
ResMed	184,000	[a]	10,471,440
Stryker	116,000		11,586,080
Varian Medical Systems	142,100	[a,b]	11,115,062
			63,020,615
Household & Personal Products - 3.5%
Colgate-Palmolive	146,500		9,616,260
Estee Lauder, Cl. A	79,000		7,215,070
			16,831,330
Materials - 9.8%
Ecolab	88,100		9,034,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.2% (continued)	Shares		Value ($)
Materials - 9.8% (continued)
FMC	200,300		7,539,292
International Flavors & Fragrances	90,800		9,378,732
Monsanto	113,500		10,213,865
Praxair	106,500		10,840,635
			47,007,179
Media - 2.0%
Walt Disney	99,300		9,485,136
Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
Biogen	33,300	[b]	8,638,686
Celgene	89,100	[b]	8,983,953
Gilead Sciences	106,300		9,274,675
Johnson & Johnson	102,400		10,773,504
Mettler-Toledo International	26,700	[b]	8,408,097
			46,078,915
Retailing - 4.2%
The TJX Companies	148,700		11,018,670
Tractor Supply	109,200		9,235,044
			20,253,714
Software & Services - 19.0%
Adobe Systems	123,300	[b]	10,498,995
Alphabet, Cl. C	12,906	[b]	9,005,420
Automatic Data Processing	129,100		10,933,479
Cognizant Technology Solutions, Cl. A	176,400	[b]	10,051,272
Jack Henry & Associates	124,700		10,255,328
MasterCard, Cl. A	102,000		8,865,840
Microsoft	204,200		10,389,696
Oracle	302,400		11,122,272
Paychex	193,500		9,943,965
			91,066,267
Technology Hardware & Equipment - 4.6%
Amphenol, Cl. A	210,100		11,150,007
Cisco Systems	410,400		10,744,272
			21,894,279
Telecommunication Services - 1.8%
TE Connectivity	152,000		8,651,840
Transportation - 2.0%
Expeditors International of Washington	211,800		9,696,204
Total Common Stocks (cost $355,580,753)			470,108,687

Other Investment - 1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,578,170)	7,578,170 [c]	7,578,170
Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,109,949)	6,109,949 [c]	6,109,949
Total Investments (cost $369,268,872)	101.1%	483,796,806
Liabilities, Less Cash and Receivables	(1.1%)	(5,240,630)
Net Assets	100.0%	478,556,176

[a] Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $44,266,019 and the value of the collateral held by the fund was $45,498,095, consisting of cash collateral of $6,109,949 and U.S. Government &
Agency securities valued at $39,388,146.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	19.0
Capital Goods	15.3
Health Care Equipment & Services	13.2
Materials	9.8
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Energy	7.0
Technology Hardware & Equipment	4.6
Retailing	4.2
Consumer Services	4.1
Household & Personal Products	3.5
Money Market Investments	2.9
Consumer Durables & Apparel	2.1
Media	2.0
Transportation	2.0
Telecommunication Services	1.8
101.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	470,108,687	-	-	470,108,687
Mutual Funds	13,688,119	-	-	13,688,119

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2016, accumulated net unrealized appreciation on investments was $114,527,934, consisting of $140,633,632 gross unrealized appreciation and $26,105,698 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 29, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Australia - 2.0%
CSL	302,800		22,148,536
Canada - 1.6%
Suncor Energy	729,700		17,840,707
China - 2.1%
CNOOC	21,769,000		22,933,217
Denmark - 1.8%
Novo Nordisk, Cl. B	380,700		19,564,049
France - 5.9%
Essilor International	182,000		21,502,737
L'Oreal	131,600		22,129,463
LVMH Moet Hennessy Louis Vuitton	125,400		20,891,730
			64,523,930
Hong Kong - 6.6%
AIA Group	3,909,600		19,906,526
China Mobile	2,016,500		21,360,901
CLP Holdings	1,301,000		11,335,593
Hong Kong & China Gas	11,725,694		20,659,684
			73,262,704
Japan - 10.5%
Denso	512,700		18,942,409
FANUC	131,500		19,245,626
Honda Motor	727,400		18,756,644
Keyence	42,657		21,964,224
Komatsu	1,098,400		16,651,262
Shin-Etsu Chemical	404,500		20,218,859
			115,779,024
Singapore - .3%
DBS Group Holdings	330,769		3,193,694
Spain - 1.9%
Inditex	666,700		20,621,915
Sweden - 1.9%
Hennes & Mauritz, Cl. B	636,700		20,618,430
Switzerland - 9.8%
Nestle	320,400	[a]	22,441,888
Novartis	291,977		20,838,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Switzerland - 9.8% (continued)
Roche Holding	80,400	[a]	20,593,600
SGS	7,800	[a]	15,668,248
Swatch Group-BR	34,100		11,793,415
Syngenta	40,591	[a]	16,307,985
			107,643,598
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing, ADR	1,050,600		24,741,630
United Kingdom - 4.1%
Compass Group	1,313,000		22,979,982
Reckitt Benckiser Group	246,200		22,406,693
			45,386,675
United States - 48.0%
Adobe Systems	236,300	[a]	20,120,945
Alphabet, Cl. C	28,897	[a]	20,163,460
Amphenol, Cl. A	405,600		21,525,192
Automatic Data Processing	271,400		22,984,866
C.R. Bard	125,200		24,085,976
Cisco Systems	876,500		22,946,770
Cognizant Technology Solutions, Cl. A	356,500	[a]	20,313,370
Colgate-Palmolive	358,100		23,505,684
EOG Resources	341,000		22,076,340
Fastenal	381,900		17,296,251
Gilead Sciences	226,200		19,735,950
Intuitive Surgical	41,600	[a]	23,423,296
Johnson & Johnson	232,000		24,408,720
MasterCard, Cl. A	238,900		20,765,188
Microsoft	398,000		20,250,240
NIKE, Cl. B	349,800		21,544,182
Oracle	616,000		22,656,480
Praxair	202,500		20,612,475
Schlumberger	299,800		21,501,656
Starbucks	387,016		22,528,201
Stryker	242,900		24,260,852
The TJX Companies	321,800		23,845,380
W.W. Grainger	118,400		25,680,960
Walt Disney	231,200		22,084,224
			528,316,658
Total Common Stocks (cost $836,706,293)			1,086,574,767

Other Investment - 1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $20,345,936)	20,345,936 [b]	20,345,936
Total Investments (cost $857,052,229)	100.5%	1,106,920,703
Liabilities, Less Cash and Receivables	(.5%)	(5,814,138)
Net Assets	100.0%	1,101,106,565

ADR—American Depository Receipt
BR—Bearer Certificate

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Information Technology	21.7
Consumer Discretionary	20.4
Health Care	20.0
Industrial	8.6
Consumer Staples	8.2
Energy	7.7
Materials	5.2
Utilities	2.9
Financials	2.1
Telecommunication Services	1.9
Money Market Investment	1.8
100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

		Level 2 - Other			Level 3 -
	Level 1 -	Significant			Significant
	Unadjusted	Observable			Unobservable
	Quoted Prices	Inputs			Inputs Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	528,316,658	-			528,316,658
Equity Securities - Foreign Common
Stocks†	24,741,630	533,516,479	††		- 558,258,109

Mutual Funds	20,345,936	-			- 20,345,936
Forward Foreign Currency Exchange
Contracts†††		1,162			1,162
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††	-	(1,240)		-	(1,240)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
National Australia Bank
Swiss Franc,
Expiring
3/1/2016	1,585,703	1,589,054	1,588,085	(969)
Sales:
National Australia Bank
Singapore Dollar,
Expiring
3/2/2016	444,097	317,021	315,859	1,162
3/3/2016	662,063	470,613	470,884	(271)
Gross Unrealized Appreciation				1,162
Gross Unrealized Depreciation				(1,240)

At February 29, 2016, accumulated net unrealized appreciation on investments was $249,868,474, consisting of $299,223,618 gross unrealized appreciation and $49,355,144 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 29, 2016 (Unaudited)

Common Stocks - 96.7%	Shares	Value ($)
Australia - 3.2%
Cochlear	356,600	26,002,731
CSL	999,000	73,072,615
		99,075,346
Canada - 1.6%
Suncor Energy	1,982,200	48,463,545
China - 1.8%
CNOOC	53,621,000	56,488,678
Denmark - 3.0%
Novo Nordisk, Cl. B	1,167,300	59,987,167
Novozymes, Cl. B	780,400	33,418,601
		93,405,768
Finland - 2.2%
Kone, Cl. B	1,552,000	68,744,865
France - 12.4%
Air Liquide	575,000	59,652,926
Danone	989,232	68,623,224
Essilor International	507,576	59,968,535
L'Oreal	391,900	65,900,735
LVMH Moet Hennessy Louis Vuitton	368,300	61,359,044
Total	1,429,285	64,038,646
		379,543,110
Germany - 5.8%
adidas	929,000	99,480,718
SAP	1,032,000	78,503,045
		177,983,763
Hong Kong - 8.9%
AIA Group	12,082,000	61,517,969
China Mobile	5,173,500	54,803,185
CLP Holdings	6,249,000	54,447,443
Hang Lung Properties	25,615,000	44,919,819
Hong Kong & China Gas	32,199,340	56,732,522
		272,420,938
Japan - 21.9%
Daito Trust Construction	554,500	74,931,645
Denso	1,474,600	54,481,133

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 21.9% (continued)
FANUC	409,400		59,917,560
Honda Motor	2,043,600		52,696,011
INPEX	5,109,600		36,762,339
Keyence	140,020		72,096,739
Komatsu	2,985,900		45,264,934
Murata Manufacturing	266,100		31,813,165
Rakuten	4,503,000		42,594,589
Shimano	229,400		35,758,347
Shin-Etsu Chemical	1,192,400		59,601,897
SMC	204,300		47,013,068
Tokio Marine Holdings	1,759,700		61,081,585
			674,013,012
Singapore - .1%
DBS Group Holdings	404,926		3,909,707
Spain - 2.4%
Inditex	2,385,000		73,771,211
Sweden - 1.8%
Hennes & Mauritz, Cl. B	1,718,000		55,634,464
Switzerland - 14.3%
Givaudan	37,900	[a]	70,661,390
Kuehne + Nagel International	352,000	[a]	45,638,187
Nestle	879,000	[a]	61,568,100
Novartis	730,000		52,100,258
Roche Holding	268,000	[a]	68,645,332
SGS	26,500	[a]	53,231,868
Swatch Group-BR	119,400		41,294,244
Syngenta	114,269	[a]	45,909,121
			439,048,500
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing, ADR	2,982,300		70,233,165
United Kingdom - 15.0%
ARM Holdings	2,078,200		28,532,044
Burberry Group	2,805,000		51,375,269
Compass Group	4,360,000		76,308,241
Diageo	2,429,000		62,471,891
Experian	4,363,000		71,186,800
Intertek Group	678,100		27,394,767
Reckitt Benckiser Group	895,900		81,535,973
SABMiller	538,600		31,293,005

Common Stocks - 96.7% (continued)	Shares	Value ($)
United Kingdom - 15.0% (continued)
Smith & Nephew	1,926,000	31,203,987
		461,301,977
Total Common Stocks (cost $2,813,494,637)		2,974,038,049
Other Investment - 3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $91,216,495)	91,216,496 [b]	91,216,496
Total Investments (cost $2,904,711,132)	99.7%	3,065,254,545
Cash and Receivables (Net)	.3%	10,539,849
Net Assets	100.0%	3,075,794,394
ADR—American Depository Receipt
BR—Bearer Certificate

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Discretionary	21.0
Industrials	13.6
Consumer Staples	12.1
Health Care	12.1
Information Technology	9.1
Materials	8.7
Financials	8.0
Energy	6.7
Utilities	3.6
Money Market Investment	3.0
Telecommunication Services	1.8
99.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
International Stock Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	70,233,165	2,903,804,884	††	-	2,974,038,049
Mutual Funds	91,216,496	-		-	91,216,496
Forward Foreign Currency
Exchange Contracts†††		1,424			1,424
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(332)		-	(332)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receiptsand financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency			Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
National Australia Bank
Singapore Dollar,
Expiring
3/2/2016	544,597	388,761	387,337	1,424
3/3/2016	810,993	576,477	576,809	(332)
Gross Unrealized Appreciation				1,424
Gross Unrealized Depreciation				(332)

At February 29, 2016, accumulated net unrealized appreciation on investments was $160,543,413, consisting of $435,921,395 gross unrealized appreciation and $275,377,982 gross unrealized depreciation.

NOTES

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)